Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 6:- PROPERTY, PLANT AND EQUIPMENT, NET

	December 31,
	2024	2023
Cost:

Computer and peripheral equipment	$12,648	$10,706
Office furniture and equipment	7,012	6,200
Equipment on lease	14,622	-
Machinery and equipment	37,651	37,614
Leasehold improvements	25,715	24,946
Building and land	20,128	20,091

	117,776	99,557

Accumulated depreciation	(58,554)	(48,652)

Property, plant and equipment, net	$59,222	$50,905

Property, Plant and Equipment, net depreciation expenses for the years ended December 31, 2024, 2023 and 2022 were $11,121, $14,852, and $10,583, respectively.

For the year ended December 31, 2023, depreciation expenses of $2,395 were recorded as a result of the Company’s restructuring (see Note 2(ad)).